Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2007
Schedule of Condensed Consolidating Balance Sheets [Line Items]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	44,803,735	44,803,735	1,017,149
Common shares, outstanding	44,803,735	44,803,735
Parent Company
Schedule of Condensed Consolidating Balance Sheets [Line Items]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	44,803,735	44,803,735
Common shares, outstanding	44,803,735	44,803,735